LOAN COMMITMENTS (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Line of Credit Facility, Commitment Fee Amount	$ 8,300,000	$ 8,900,000
Mortgage Loans on Real Estate, Face Amount of Mortgages	592,000	614,000
Mortgage Loans on Real Estate, Minimum Interest Rate in Range	4.53%	4.63%
Mortgage Loans on Real Estate, Maximum Interest Rate in Range	7.25%	8.00%
Mortgage Loans On Real Estate, Maturity Term, Minimum	10 years	15 years
Mortgage Loans On Real Estate, Maturity Term, Maximum	30 years	30 years
Mortgage Loans Over $1,000,000 [Member]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 1,800,000	$ 1,700,000